Total
Shelton Sustainable Equity Fund
The Average Annual Return table on page 26 of the Prospectus is replaced in its entirety by the following, which reflects the correct primary benchmark for the Fund:
Average Annual Return (for the period ended 12/31/22)
Average Annual Total Returns - Shelton Sustainable Equity Fund	Trading Symbol	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	NEXTX	(26.80%)	13.37%	13.37%
Investor Shares | After Taxes on Distributions		(26.89%)	12.99%	13.10%
Investor Shares | After Taxes on Distributions and Sales		(16.88%)	11.17%	11.58%
Institutional Shares	NEXIX				Oct. 10, 2022
Institutional Shares | MCSI ACWI IMI (Investable Market Index)		(18.40%)	4.96%	7.38%

[1]The Institutional Class’ inception date is October 10, 2022. Performance information for the Institutional Class will be provided once the Class has completed a full calendar year.
It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.